Gold Bullion Loans	12 Months Ended
Aug. 31, 2021
Gold Bullion Loans
Gold Bullion Loans

22. Gold Bullion Loans

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company closed $0.2 million in gold loans.

Under the terms of the loan agreements, the bullion loans are for a period of one year, are subject to renewal, and carry an 8% interest rate payable quarterly. At the sole discretion of the Lender, the bullion loans may be repaid in cash or common shares of the Company or gold in specified form at the option of the lender. The bullion loans may be converted into common shares of the Company at the sole discretion of the lenders at an exercise price of $0.3417 per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of $0.3417 per share. There is no prepayment penalty.

The Company recorded the equity portion of the conversion component in equity which amounted to $0.02 million.

During the year ended August 31, 2020 the Company settled $3.9 million of principal amount of outstanding loans through the issuance of 14,840,305 shares.

Outstanding balance:

The balance of the gold bullion loans is as follows:

Balance at August 31, 2019	$3,757
Loans received	223
Less: repayment of loans converted to shares	(3,952)
Less: conversion component of loans and finder’s fees	(24)
Interest accrued	228
Issuance of shares for interest payment	(267)
Interest accretion	35
Balance at August 31, 2020 and 2021	$-

Interest expense related to the gold bullion loan amounted to $nil (2020 - $0.7 million, 2019 - $0.3 million), for the year ended August 31, 2021 and is recorded as a finance charge in the statements of comprehensive loss. Accretion expense during the year ended August 31, 2021 totaled $nil (2020 - $0.03 million, 2019 - $0.2 million).

Derivatives in the gold bullion loans:

If lenders elect repayment in gold, the Company may have to purchase approximately nil (August 31, 2019 - 2,923) ounces of gold in the market in order to repay the loans. At August 31, 2021, the value of nil (August 31, 2020 – nil, August 31, 2019 - 2,923) ounces of gold was approximately $nil (August 31, 2020 - $nil, August 31, 2019 - $5.9 million).

The Company estimated the fair value of the derivatives embedded in the gold bullion loans to be $nil as at August 31, 2021 and 2020 (August 31, 2019 - $1.0 million), and recognized a loss of $0.6 million in the statement of loss and comprehensive loss for the year ended August 31, 2020 (2019 - $1.0 million loss).